Variable Interest Entity (“VIE”) (Details) - Schedule of cash, cash equivalents and restricted cash - Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Variable Interest Entity (“VIE”) (Details) - Schedule of cash, cash equivalents and restricted cash [Line Items]
Cash and cash equivalents	¥ 6,072,875	$ 871,963	¥ 55,965,855	¥ 59,249,721
Restricted cash			442,560
Total cash, cash equivalents and restricted cash	¥ 6,072,875	$ 871,963	¥ 56,408,415	¥ 59,249,721